Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate
Federal statutory income tax rate	35.00%	35.00%	35.00%
Foreign rate differential	(5.10%)	(3.10%)	(2.60%)
Tax Cuts and Jobs Act of 2017	(73.10%)	0.00%	0.00%
Book basis in excess of tax basis for dispositions	18.50%	0.00%	0.00%
Tax benefit from stock-based compensation	(6.70%)	0.00%	0.00%
Other	(3.10%)	1.00%	1.20%
Effective income tax rate	(32.90%)	34.80%	36.60%
State Income Taxes [Member]
Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate
State income taxes / Federal benefit of state taxes	2.40%	2.90%	4.60%
Federal Benefit of State Taxes [Member]
Reconciliation of the federal statutory income tax rate to the Company's effective income tax rate
State income taxes / Federal benefit of state taxes	(0.80%)	(1.00%)	(1.60%)